Other Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization	$ 8,509	$ 5,546
Amortization of internal use software	34	144
Cost Incurred	0	666
Property, Plant and Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization	$ 8,509	$ 5,330